Other Financial Assets - Summary of Other Financial Assets (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Assets [Line Items]
Available-for-sale financial investments, Current	$ 12,655,000	$ 14,286,000
Financial assets held to maturity, Current	24,358,000	43,737,000
Hedging derivatives, Current	44,424,000	2,168,000
Financial assets at fair value through profit or loss, Current	105,372,000	49,757,000
Non-hedging derivatives, Current	23,584,000	404,000
Other current financial assets	210,393,000	110,352,000
Available-for-sale financial investments, Non-Current	354,344,000	413,435,000
Financial assets held to maturity, Non-Current		27,000
Financial assets at fair value with change in other comprehensive income Non-Current	753,000
Hedging derivatives, Non-Current	69,729,000	19,932,000
Financial assets at fair value through profit or loss, Non-Current	14,000	1,104,000
Non-hedging derivatives, Non-Current		4,898,000
Other non-current financial assets	2,796,475,000	1,752,267,000
Service concession arrangements [member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	2,371,635	$ 1,312,871
Service concession arrangements [member] | Enel Distribucin Ceara
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	487,241,000
Service concession arrangements [member] | Enel Distribucin Rio S.A. (formerly Ampla Energa S.A.)
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	871,657,000
Service concession arrangements [member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	979,230,000
Service concession arrangements [member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	$ 33,507,000